Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 SFr / shares
Disclosure of classes of share capital [line items]
Share capital at beginning of period	$ 901	$ 913	$ 936
Treasury shares at beginning of period	(48)	(53)	(80)
Total outstanding share capital at beginning of period	853	860	856
Share capital movement of period	(11)	(12)	(23)
Treasury shares movement of period	(44)	5	27
Total shares outstanding movement of period	(55)	(7)	4
Share capital at end of period	890	901	913
Treasury shares at end of period	(92)	(48)	(53)
Total outstanding share capital at end of period	$ 798	$ 853	$ 860
Par value per share | SFr / shares				SFr 0.50